Promissory note payable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 AUD ($)	May 31, 2019 CAD ($)	May 31, 2018 AUD ($)	May 31, 2018 CAD ($)	May 31, 2019 CAD ($)	May 31, 2018 CAD ($)
Promissory note payable
Balance at the beginning of the year	$ 700	$ 610		$ 686
Note payable to Althea	$ 700		$ 700		$ (686)	$ (686)
Reduction of promissory note payable balance with respect to products provided		(581)		(63)
Foreign exchange (gain) loss		(29)		(13)
Balance at the end of the year		$ 0	$ 700	$ 610
Deduct - principal portion included in current liabilities						(610)
Promissory note payable non-current					$ 0	$ 0